Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Personal Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	€ 5,151	€ 5,956
Share-based payments (employees and executives)	(10)	350
Social security expenses	1,530	1,873
Restructuring charge	1,691
Total personnel expenses	8,362	8,179
General and administrative expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	2,051	2,140
Share-based payments (employees and executives)	304	311
Social security expenses	766	856
Restructuring charge	168	0
Total personnel expenses	3,288	3,307
R&D | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	533	700
Share-based payments (employees and executives)	17	55
Social security expenses	235	290
Restructuring charge	0
Total personnel expenses	785	1,045
Clinical studies | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	4,618	5,256
Share-based payments (employees and executives)	(27)	295
Social security expenses	1,295	1,583
Restructuring charge	1,691
Total personnel expenses	€ 7,577	€ 7,134